Subsequent Events	3 Months Ended
Mar. 31, 2020
Subsequent Events
Subsequent Events

19. Subsequent Events

Issuance of Additional 1.25 Lien Notes

On each of April 16, 2020 and May 7, 2020, the Company issued additional tranches of 1.25 Lien Notes in the aggregate principal amount of $10.0 million. The 1.25 Lien Notes issued in April and May have the same terms and security priority as the original issuance of 1.25 Lien Notes in February 2019.

Tax Impact of MUDS Transaction

The Company estimates that as a result of the MUDS transaction discussed above, that the Company will record a taxable gain of approximately $140.0 million. The Company has deferred tax assets (net operating loss carryforwards), which have a full valuation allowance recorded against them, in excess of the estimated taxable gains.

Consummation of the MUDS Transaction

On May 29, 2020, Hycroft Mining Holding Corporation, formerly known as Mudrick Capital Acquisition Corporation (“HYMC”), consummated the MUDS transaction by and among the HYMC, MUDS Acquisition Sub, Inc. (“Acquisition Sub”) and Hycroft, as set forth in the Purchase Agreement. Pursuant to the Purchase Agreement, Acquisition Sub acquired all of the issued and outstanding equity interests of the direct subsidiaries of the Company and substantially all of the other assets and assumed substantially all of the liabilities of the Company.

The value of the aggregate consideration was $615.0 million, which amount was inclusive of the value of HYMC’s shares of common stock issued as consideration in the MUDS transaction, the value of the Company’s debt assumed by HYMC at the closing of the MUDS transaction, the value of the Company’s debt paid off or converted into shares of the Company’s common stock in connection with or at the closing of the MUDS transaction and the value of the Company’s debt exchanged for HYMC’s shares of common stock and cancelled by the Company.

In connection with the consummation of the MUDS Transaction, the parties undertook the following transactions, among others:

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$80 million of the 1.25 Lien Notes were exchanged for new subordinated notes of the Company and $80.0 million in aggregate principal amount of such New Subordinated Notes (the “Assumed New Subordinated Notes”) were assumed by HYMC.

•	The Company and the Second Lien Noteholders consummated the conversion of the Second Lien Notes into shares of the Company’s common stock.
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HYMC and the Company repaid in full all outstanding obligations of the Company under certain existing third-party indebtedness, including indebtedness under the First Lien Agreement and the Promissory Note.

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The consideration paid to the Company was comprised of 15.1 million shares of HYMC’s Class A common stock, par value $0.0001 per share (“HYMC Common Stock”), including 3,511,820 surrendered shares, valued at $10.00 per share, issued to the Company and promptly distributed pro rata pursuant to a plan of dissolution to the Company’s stockholders, plus $145.7 million of 1.5 Lien Notes that were exchanged by the holders for approximately 16.03 million shares of HYMC common stock and cancelled by the Company and $48.5 million of 1.25 Lien Notes that were exchanged by the holders for approximately 4.85 million shares of HYMC common stock and cancelled by the Company.

•	MUDS had $12.4 million in trust that was transferred to the Company after giving effect to the stock that was redeemed by the public stockholders prior to closing.

On May 29, 2020, immediately prior to the consummation of the MUDS transaction, HYMC issued, in a private placement transaction (the “PIPE Financing”), an aggregate of approximately $7.6 million shares of HYMC Common Stock for an aggregate purchase price of approximately $76.0 million and 3,250,000 warrants to purchase HYMC Common Stock at a price of $11.50 per share (the “PIPE warrants”), to certain accredited investors (the “Initial Subscribers”) pursuant to the terms of separate Subscription/Backstop Agreements, dated January 13, 2020 as amended as of May 28, 2020.

At the consummation of the MUDS transaction, HYMC, Mudrick Capital Acquisition Holdings LLC (“sponsor”), Cantor Fitzgerald & Co. (“Cantor”), holders of 1.25 Lien Notes and 1.5 Lien Notes that received shares of the HYMC Common Stock upon exchange of such 1.25 Lien Notes and 1.5 Lien Notes, certain stockholders of the Company that received shares of HYMC Common Stock in the MUDS transaction and may be affiliates of HYMC after consummation of the MUDS transaction (collectively, the “Exchanging Noteholders”), the Initial Subscribers and Sprott Private Resource Lending II (Collector), LP. (“Lender”) (Cantor, the Exchanging Noteholders, certain stockholders of the Company, the Initial Subscribers, Lender and sponsor, collectively, the “restricted stockholders”) entered into the Second Amended and Restated Registration Rights Agreement (the “Registration Rights Agreement”), pursuant to which the restricted stockholders are entitled to, among other things, customary registration rights, including demand, piggy-back and shelf registration rights, subject to cut-back provisions. The restricted stockholders have agreed in the Registration Rights Agreement not to sell, transfer, pledge or otherwise dispose of shares of HYMC Common Stock they hold or receive for certain time periods, ranging from between 30 days after the consummation of the MUDS transaction for shares purchased in the PIPE Financing to six months for shares received in the exchange, to one year after the consummation of the MUDS transaction for founder shares, subject to certain exceptions. Pursuant to the terms of the Registration Rights Agreement, HYMC is obligated to file a shelf registration statement on Form S‑3, or Form S‑1 if unavailable, and may be required to register up to approximately 63 million shares of HYMC Common Stock, in addition to warrants and units. Concurrently with the consummation of the MUDS transaction, sponsor also purchased 2,500,000 forward purchase units, each such unit comprised of one share of HYMC Common Stock and one warrant to purchase one share of HYMC Common Stock for $11.50 per share, in accordance with the terms of the Forward Purchase Contract, dated January 24, 2018, between HYMC and sponsor (the “Forward Purchase Contract”). Following the completion of the PIPE Financing, the MUDS transaction and related debt and warrant assumption, there were 50,160,042 shares of HYMC Common Stock outstanding.

Concurrently with the consummation of the MUDS transaction, sponsor also purchased 2,500,000 forward purchase units, each such unit comprised of one share of HYMC Common Stock and one warrant to purchase one share of HYMC Common Stock for $11.50 per share, in accordance with the terms of the Forward Purchase Contract, dated January 24, 2018, between HYMC and sponsor (the “Forward Purchase Contract”).

On October 4, 2019, the Company, as borrower, certain subsidiaries of the Company, as guarantors, Lender, and Sprott Resource Lending Corp., as arranger, executed a secured multi-advance term credit facility pursuant to which Lender committed to make, subject to certain conditions set forth therein, term loans in an aggregate principal amount up to $110.0 million. On May 29, 2020, the Company and certain of its subsidiaries, as guarantors, entered into the Amended and Restated Credit Agreement (the “Sprott Credit Agreement”) to update the conditions precedent and effect certain other changes to conform to the details of the business combination. At the consummation of the business combination, the Company assumed the initial Sprott credit agreement and entered into the Sprott Credit Agreement and borrowed $70.0 million under such facility and issued to Lender 496,634 shares of HYMC Common Stock, equal to 1% of HYMC’s post-closing shares of HYMC Common Stock outstanding. Advances under the Sprott Credit Agreement are made available at an original issue discount of 2% and bear interest monthly at a floating rate equal to 7% plus the greater of (i) US Dollar three month LIBOR and (ii) 1.50%, per annum, accruing daily and compounded monthly. For a period of twelve (12) months following the initial advance, no cash payments of interest or principal will be due, with 100% of interest accruing being capitalized on a monthly basis and added to the outstanding principal balance of the Sprott Credit Agreement. For each calendar quarter commencing on March 1, 2021 and ending on the maturity date, the borrower shall pay Lender additional interest on the last business day of such calendar quarter, calculated according to a formula set forth in the Sprott Credit Agreement. Upon the prepayment of the entire Sprott Credit Agreement, all remaining additional interest payments and all remaining and yet unpaid additional interest must be prepaid as well.

In addition to the Sprott Credit Agreement, concurrently with the consummation of the MUDS transaction, HYMC and Hycroft Resources & Development, LLC, a Delaware limited liability company (“HRD”) and an indirect wholly-owned subsidiary of the Company acquired by HYMC in the MUDS transaction entered into a Royalty Agreement with Sprott Private Resource Lending II (CO) Inc. (the “Sprott Royalty Agreement” and, together with the Sprott Credit Agreement, the “Sprott Agreements”), pursuant to which, among other things, HRD received $30.0 million and incurred a 1.5% net smelter royalty payment obligation relating to the Hycroft mine, the principal asset of HRD acquired in the MUDS transaction.

Upon consummation of the MUDS transaction, HYMC assumed the Company’s liabilities and obligations under the warrant agreement, dated as of October 22, 2015, by and between the Company and Computershare Inc., a Delaware corporation, and its wholly-owned subsidiary Computershare Trust Company, N.A., a federally chartered trust company, collectively as warrant agent (the “Hycroft Warrant Agreement”). Following the MUDS transaction and the assumption of the liabilities and obligations under the Hycroft Warrant Agreement, each warrant of the Company outstanding and unexercised immediately prior to the effective time of the MUDS transaction is exercisable to purchase 0.2523 shares of HYMC Common Stock at an exercise price of $44.82 per share of common stock.

Upon completion of the MUDS transaction, in addition to the warrants related to Hycroft Warrant Agreement, HYMC had the following warrants outstanding to purchase one share of HYMC Common Stock for $11.50 per share: (A) 20,800,000  issued in connection with the initial offer of MUDS stock, (B) 2,500,000  issued to sponsor in connection with  the Forward Purchase Contract (as discussed above), (C) 6,700,000 issued to sponsor for $1.00 each in January 2018, (D) 1,040,000 issued to Cantor, the underwriter for the SPAC for $1.00 each in January 2018, by and between MUDS and Cantor, and (E) 3,250,000 issued pursuant to the Subscription/Backstop Agreements.

The issuance of the shares of HYMC Common Stock to the Company for prompt distribution to its stockholders pursuant to a plan of dissolution was registered with the SEC on the Registration Statement on Form S‑4 (File No. 333‑236460) dated May 7, 2020 (the “Registration Statement”). The issuance of the shares of HYMC Common Stock to holders of stock options and restricted stock units issued under the HYMC 2020 Performance and Incentive Pay Plan (the “Incentive Plan”) will be registered with the SEC on a Proxy Statement/Prospectus on Form S‑8. HYMC has agreed in the Registration Rights Agreement to file a registration statement in respect of shares of HYMC Common Stock, forward purchase units, and warrants, held by the parties to the Registration Rights Agreement, including the shares of HYMC Common Stock underlying such units and warrants, with the SEC on a registration statement on Form S‑3, or Form S‑1 if Form S‑3 is not available, as soon as practicable but in no event later than fifteen (15) business days following the completion of the MUDS transaction.

Plan of Dissolution

Promptly following the consummation of the MUDS transaction, the Company filed a certificate of dissolution with the Secretary of State of Delaware to effect a complete plan of dissolution and liquidation of the Company as approved upon the recommendation of the Company’s Board of Directors at a special meeting of the Company’s stockholders held on May 29, 2020.

Other

The Company has evaluated all subsequent events through June 3, 2020, which is the date these Consolidated Financial Statements were available to be issued. There were no additional material subsequent events that required recognition or additional disclosure in these Consolidated Financial Statements.